Consolidated Balance Sheets - USD ($) $ in Thousands	Nov. 30, 2014	Nov. 30, 2013
Current assets:
Cash and cash equivalents	$ 153,156	$ 258,367
Accounts receivable, net	421,374	459,263
Income tax receivable	2,283	0
Deferred subscription costs	51,021	49,327
Deferred income taxes	81,780	70,818
Other	60,973	43,065
Total current assets	770,587	880,840
Non-current assets:
Property and equipment, net	301,419	245,566
Intangible assets, net	1,091,109	1,144,464
Goodwill	3,157,324	3,065,181
Other	27,991	23,562
Total non-current assets	4,577,843	4,478,773
Total assets	5,348,430	5,359,613
Current liabilities:
Short-term debt	36,257	395,527
Accounts payable	52,245	57,001
Accrued compensation	101,875	89,460
Accrued royalties	37,346	36,289
Other accrued expenses	131,147	98,187
Income tax payable	0	9,961
Deferred revenue	596,187	560,010
Total current liabilities	955,057	1,246,435
Long-term debt	1,806,098	1,779,065
Accrued pension and postretirement liability	29,139	27,191
Deferred income taxes	347,419	361,267
Other liabilities	$ 51,171	$ 38,692
Commitments and contingencies
Stockholders' Equity:
Class A common stock, $0.01 par value per share, 160,000,000 shares authorized, 69,391,577 and 67,901,101 shares issued, and 68,372,176 and 67,382,298 shares outstanding at November 30, 2014 and November 30, 2013, respectively	$ 694	$ 679
Additional paid-in capital	956,381	788,670
Treasury stock, at cost: 1,019,401 and 518,803 shares at November 30, 2014 and November 30, 2013, respectively	(105,873)	(45,945)
Retained earnings	1,415,069	1,220,520
Accumulated other comprehensive loss	(106,725)	(56,961)
Total stockholders’ equity	2,159,546	1,906,963
Total liabilities and stockholders’ equity	$ 5,348,430	$ 5,359,613